Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets, net
Intangible assets, net		¥ 60,424		$ 7,887	¥ 54,227
Estimated amortization expenses for each of five succeeding fiscal years
2019					6,197
2020					6,197
2021					6,197
2022					6,197
2023					6,197
2024 and after					23,242
Total					54,227
Customer relationships
Intangible assets, net
Intangible assets, gross		61,973			61,973
Less: Accumulated amortization		(1,549)			(7,746)
Intangible assets, net		60,424			¥ 54,227
COE Business | Customer relationships
Intangible assets, net
Amortization expenses	¥ 6,197	¥ 1,549	¥ 0